Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Allowance for receivables	$ 636,000	$ 670,000
Accumulated depreciation and depletion	$ 193,109,379	$ 182,427,598
Capital stock, par value	$ 2.5	$ 2.5
Capital stock, shares authorized	10,000,000	10,000,000
Capital stock, shares issued	2,596,047	2,569,831
Capital stock, shares outstanding	2,596,047	2,569,831
Class B Capital Stock [Member]
Capital stock, par value	$ 2.5	$ 2.5
Capital stock, shares authorized	10,000,000	10,000,000
Capital stock, shares issued	1,417,587	1,443,803
Capital stock, shares outstanding	1,417,587	1,443,803